Description Of Business And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Description Of Business And Basis Of Presentation [Abstract]
Description Of Business And Basis Of Presentation

1. Description of Business and Basis of Presentation

Description of Business

Acadia Healthcare Company, Inc. (hereinafter referred to as “Acadia” or the “Company”) was formed in October 2005 as a limited liability company under the provisions of the Delaware Limited Liability Act (the “Act”). On May 13, 2011, the Company was converted to a C-corporation registered as Acadia Healthcare Company, Inc. Until November 1, 2011, the Company was a wholly-owned subsidiary of Acadia Healthcare Holdings, LLC (hereafter referred to as “Holdings” or the “Member”). The Company’s principal business is to develop and operate inpatient psychiatric facilities, residential treatment centers, group homes, substance abuse facilities and facilities providing outpatient behavioral health services to better serve the behavioral health and recovery needs of communities throughout the United States.

Basis of Presentation

The business of the Company is conducted through limited liability companies and C-corporations, each of which is a direct or indirect wholly owned subsidiary of the Company. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The majority of our expenses are “cost of revenue” items. Costs that could be classified as general and administrative expenses include our corporate office costs, which were approximately $13.1 million, $4.8 million and $4.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Certain reclassifications have been made to prior years to conform to the current year presentation.